VY T Rowe Price Diversified Mid Cap Growth Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			9.49%	6.72%	12.23%
Performance Inception Date		Dec. 10, 2001
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	9.12%	10.72%
Class ADV | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.92%	7.24%	12.78%
Performance Inception Date		Dec. 10, 2001
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	9.12%	10.72%
Class I | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.99%	7.27%	12.81%
Performance Inception Date		May 03, 2016
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class R6 | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	9.12%	10.72%
Class R6 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			9.67%	6.97%	12.49%
Performance Inception Date		Dec. 10, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	9.12%	10.72%
Class S | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			9.51%	6.80%	12.33%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	9.12%	10.72%
Class S2 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.